Quarterly Holdings Report
for
Fidelity® SAI Municipal Bond Index Fund
September 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
MBX-NPRT1-1123
1.9894032.104
Municipal Bonds - 99.2%
	Principal Amount (a)	Value ($)
Alabama - 0.6%
Alabama Fed. Aid Hwy. Fin. Auth. Series 2017 A, 4% 6/1/37 (Pre-Refunded to 9/1/27 @ 100)	25,000	25,379
Birmingham Wtrwks. Board Series 2016, 3% 1/1/43 (Pre-Refunded to 1/1/27 @ 100)	30,000	29,414
Black Belt Energy Gas District Series 2019 A, 4% 6/1/25	180,000	177,950
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	90,000	46,698
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	60,000	53,489
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43 (Pre-Refunded to 2/1/27 @ 100)	25,000	26,173
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	50,000	51,039
Series 2017 B1, 3.25% 9/1/31	45,000	40,603
Univ. of Alabama Gen. Rev.:
Series 2012 A, 5% 7/1/24	20,000	20,015
Series 2017 B, 3% 7/1/35	30,000	25,265
TOTAL ALABAMA		496,025
Arizona - 2.2%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	15,000	15,110
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	70,000	61,352
Bullhead City Excise Taxes Series 2021, 2.7% 7/1/51	90,000	54,559
City of Lake Havasu Wastewtr. Sys. Rev. Series 2015 B, 4% 7/1/45 (Assured Guaranty Muni. Corp. Insured)	60,000	50,764
Glendale Wtr. & Swr. Rev. Series 2015, 5% 7/1/26	325,000	330,627
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	40,537
McAllister Academic Village LLC Rev. Series 2016, 5% 7/1/39	175,000	176,418
Mesa Util. Sys. Rev. Series 2016, 3% 7/1/38	125,000	99,665
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	95,000	94,538
Series 2017 D, 5% 7/1/25	20,000	20,386
Series 2019 B, 5% 7/1/44 (b)	40,000	39,824
Phoenix Civic Impt. Corp. District Rev. Series 2005 B:
5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	28,513
5.5% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	88,843
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	25,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/38	145,000	148,550
Series 2015 A, 5% 12/1/32	25,000	25,440
Series 2017 A, 5% 1/1/28	55,000	58,188
Series 2022 A, 5% 1/1/32	145,000	158,933
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	20,000	20,158
5.25% 12/1/24	15,000	15,063
5.25% 12/1/26	15,000	15,180
Series 2007, 5.25% 12/1/23	15,000	15,004
Univ. of Arizona Univ. Revs. Series 2016 B, 5% 6/1/42	95,000	95,604
TOTAL ARIZONA		1,678,756
Arkansas - 0.2%
Fort Smith Wtr. & Swr. Rev. Series 2018, 5% 10/1/34	145,000	150,604
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	35,385
TOTAL ARKANSAS		185,989
California - 19.1%
Alameda Corridor Trans. Auth. Rev. Series 2016 B, 3% 10/1/34 (Assured Guaranty Muni. Corp. Insured)	165,000	138,151
Anaheim Pub. Fing. Auth. Lease Rev.:
(Anaheim Pub. Impts. Proj.) Series 1997 C, 0% 9/1/36 (Escrowed to Maturity)	90,000	52,504
Series 1997 C, 0% 9/1/35 (Escrowed to Maturity)	45,000	27,810
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds Series 2018 A, 2.625%, tender 4/1/26 (c)	70,000	67,066
Series 2017 S7:
4% 4/1/34	50,000	50,227
4% 4/1/42	10,000	9,324
4% 4/1/47	45,000	40,897
Series F1, 5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	10,000	10,070
Series S7, 5% 4/1/24	5,000	5,029
Beaumont Calif Pub. Impt. Auth. W Series 2018 A, 5% 9/1/49 (Assured Guaranty Muni. Corp. Insured)	175,000	178,910
Berkeley Unified School District Gen. Oblig. Series E, 3.5% 8/1/45	100,000	80,784
California Dept. of Wtr. Resources:
Series 2019 A, 5% 12/1/34	90,000	97,784
Series AV, 4% 12/1/31	10,000	10,140
Series BA, 5% 12/1/32	5,000	5,446
California Edl. Facilities Auth. Rev.:
Series 2001 A:
0% 10/1/30	15,000	11,044
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	15,011
Series T1, 5% 3/15/39	20,000	21,926
California Gen. Oblig.:
Series 2012, 3.5% 9/1/32	45,000	43,259
Series 2013:
4% 4/1/43	40,000	37,405
5% 9/1/27	70,000	70,091
5% 11/1/30	15,000	15,011
Series 2014:
4% 11/1/44	10,000	9,272
5% 12/1/24	15,000	15,032
5% 10/1/28	10,000	10,125
5% 5/1/32	105,000	105,578
5% 8/1/35	20,000	20,144
5% 10/1/39	25,000	25,174
Series 2015:
3.25% 3/1/32	100,000	94,680
4% 3/1/45	100,000	92,475
5% 8/1/26	30,000	30,538
5% 8/1/26	20,000	20,489
5% 9/1/26	40,000	41,029
5% 9/1/28	50,000	51,375
5% 8/1/29	20,000	20,479
5% 8/1/30	50,000	50,841
5% 8/1/45	30,000	30,292
Series 2016:
3% 9/1/33	30,000	27,144
4% 9/1/36	100,000	98,137
5% 9/1/25	25,000	25,692
5% 9/1/26	15,000	15,595
5% 9/1/30	20,000	20,802
5% 9/1/45	10,000	10,193
Series 2017 A, 5% 8/1/26	65,000	67,490
Series 2017:
4% 8/1/27	55,000	55,554
4% 11/1/36	20,000	19,578
4% 8/1/37	25,000	24,238
5% 8/1/27	30,000	31,619
5% 11/1/27	150,000	158,736
Series 2018, 5% 10/1/39	110,000	112,379
Series 2019:
3% 10/1/36	50,000	42,916
4% 4/1/25	5,000	5,035
5% 4/1/25	10,000	10,214
5% 4/1/27	5,000	5,241
5% 11/1/27	90,000	95,241
5% 4/1/28	225,000	239,576
5% 4/1/35	85,000	85,381
5% 4/1/37	75,000	75,314
5% 4/1/45	60,000	62,165
Series 2020:
3% 11/1/35	220,000	192,345
4% 3/1/28	60,000	61,149
5% 11/1/28	140,000	149,654
5% 11/1/31	80,000	87,257
Series 2021:
4% 10/1/37	80,000	78,348
5% 10/1/28	100,000	106,799
Series 2022, 5% 4/1/32	205,000	226,952
California Health Facilities Fing. Auth. Rev.:
Series 2013 A, 4% 3/1/43	40,000	34,131
Series 2016 B:
5% 11/15/46	15,000	15,097
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	10,441
Series 2017 A, 5% 11/1/27	30,000	31,630
Series 2018 A:
4% 11/15/42	20,000	18,324
5% 11/15/24	70,000	70,977
5% 11/15/33	35,000	36,641
Series A:
4% 8/15/50	185,000	166,330
5% 8/15/47	15,000	14,235
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (Assured Guaranty Muni. Corp. Insured) (b)	30,000	26,096
California State Univ. Rev.:
Series 2013 A, 5% 11/1/26 (Pre-Refunded to 11/1/23 @ 100)	40,000	40,033
Series 2015 A, 5% 11/1/26	15,000	15,439
Series 2016 A:
3.2% 11/1/37	15,000	12,748
5% 11/1/26	40,000	41,559
Series 2017 A, 5% 11/1/24	65,000	65,999
Series 2020 C, 3% 11/1/40	50,000	39,413
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	10,000	8,240
5% 1/1/32	30,000	30,410
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2015, 3% 8/15/29	50,000	49,485
Series 2018 A, 3.5% 3/1/38	155,000	131,286
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	30,000	27,320
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	25,662
Compton Unified School District Series 2019 B, 3% 6/1/49	75,000	51,784
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	5,000	4,758
Corona-Norco Unified School District Series 2014, 3% 8/1/44	125,000	95,322
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	66,226
Series 2017 B, 5% 6/1/32	45,000	47,632
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	60,000	37,837
0% 8/1/38	85,000	41,903
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	65,000	55,199
Foothill-De Anza Cmnty. College District Series 2003 B:
0% 8/1/25	75,000	69,859
0% 8/1/33	85,000	57,131
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 0% 1/1/29 (Escrowed to Maturity)	30,000	24,923
Series 2013 A, 0% 1/15/24 (Assured Guaranty Muni. Corp. Insured)	10,000	9,883
Series 2013 B1, 3.95% 1/15/53 (c)	65,000	55,032
Series 2021 A, 4% 1/15/46	15,000	13,389
Fremont Union High School District, Santa Clara:
Series 2015, 4% 8/1/44	45,000	42,313
Series 2019 A, 4% 8/1/46	30,000	27,921
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2015 A:
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,219
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	65,000	66,422
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,219
5% 6/1/45 (Pre-Refunded to 6/1/25 @ 100)	100,000	102,188
Grossmont Union High School District:
Series 2008, 0% 8/1/30	40,000	30,012
Series 2016 B, 3% 8/1/45	30,000	21,718
Grossmont-Cuyamaca Cmnty. College District Series 2018 B, 4% 8/1/47	200,000	185,245
Hayward Unified School District Gen. Oblig. Series 2015, 4% 8/1/40 (Assured Guaranty Muni. Corp. Insured)	180,000	170,423
Imperial Irrigation District Elec. Rev. Series 2015 C, 5% 11/1/38	85,000	86,793
Livermore Valley Joint Unified School District Series 2016, 3% 8/1/46	50,000	35,606
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A:
5% 11/15/35	25,000	24,915
5.5% 11/15/37	30,000	31,207
Long Beach Unified School District:
Series 2016, 3% 8/1/32	80,000	72,323
Series B, 0% 8/1/35	90,000	54,160
Los Angeles Cmnty. College District:
Series 2017 J, 5% 8/1/28	20,000	21,204
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	20,000	20,217
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	20,000	20,217
Series K, 4% 8/1/35	20,000	20,142
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	46,775
Series 2023 A, 5% 7/1/36	75,000	84,318
Los Angeles Dept. Arpt. Rev.:
Series 2018 C, 5% 5/15/36 (b)	80,000	81,403
Series 2020 A, 5% 5/15/38	85,000	90,410
Series 2021 B, 5% 5/15/37	50,000	54,295
Series 2022 C, 4% 5/15/41 (b)	50,000	45,154
Series B, 5% 5/15/48	90,000	93,560
Series C, 5% 5/15/33 (b)	155,000	159,208
Series D, 5% 5/15/26 (b)	5,000	5,099
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2014 C, 5% 7/1/29	65,000	65,537
Series 2014 D:
5% 7/1/35	105,000	105,645
5% 7/1/44	45,000	44,998
Series 2017 C, 5% 7/1/36	50,000	51,998
Series 2018 C, 5% 7/1/25	95,000	97,416
Series 2019 B, 5% 7/1/35	90,000	96,208
Series 2019 D, 5% 7/1/44	50,000	51,779
Series 2022 A, 5% 7/1/40	105,000	112,528
Series A, 5% 7/1/31	35,000	37,342
Series B, 5% 7/1/30	25,000	27,003
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2014 A, 5% 7/1/44	25,000	25,003
Series 2020 B, 4% 7/1/29	115,000	119,779
Series 2022 D, 5% 7/1/33	180,000	203,063
Series A:
5% 7/1/33	5,000	5,322
5% 7/1/33	55,000	57,467
Series B, 5% 7/1/37	100,000	105,270
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	40,000	37,638
Los Angeles Solid Waste Resources Rev. Series 2018 A:
4% 2/1/32	35,000	35,271
5% 2/1/25	50,000	50,908
Los Angeles Unified School District:
Series 2014 C, 5% 7/1/24	10,000	10,113
Series 2016 A:
4% 7/1/34	100,000	100,154
5% 7/1/29	80,000	81,935
5% 7/1/40	75,000	75,960
Series 2019 A, 5% 7/1/28	20,000	21,556
Series 2021 A, 5% 7/1/25	125,000	128,457
Series A:
5% 7/1/29	45,000	49,066
5% 7/1/30	75,000	81,368
Series B, 5% 7/1/25	15,000	15,415
Los Angeles Wastewtr. Sys. Rev.:
Series 2013 A, 5% 6/1/24	5,000	5,011
Series 2022 A, 5% 6/1/47	85,000	89,297
Marin Healthcare District Series 2017 A, 3% 8/1/37	5,000	4,031
Metropolitan Wtr. District of Southern California Wtr. Rev.:
Series 2017 A, 2.5% 7/1/25	50,000	48,409
Series 2020 A, 5% 10/1/36	85,000	91,367
Monterey Peninsula Cmnty. College District Series 2016, 0% 8/1/30	20,000	15,036
MSR Energy Auth. Gas Rev. Series 2009 B, 6.5% 11/1/39	25,000	28,279
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	70,000	40,523
Series 2017, 0% 8/1/39	5,000	2,375
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	25,000	19,630
Oakland Unified School District Alameda County:
Series 2019 A, 3% 8/1/40 (Assured Guaranty Muni. Corp. Insured)	35,000	26,530
Series 2021 A, 4% 8/1/38	150,000	149,353
Palo Alto Unified School District Gen. Oblig. Series 2008 2:
0% 8/1/30	50,000	38,327
0% 8/1/32	100,000	70,248
0% 8/1/33	15,000	10,072
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	255,000	209,801
Pasadena Elec. Rev. Series 2013 A, 4.5% 6/1/40	15,000	14,999
Peralta Cmnty. College District Gen. Oblig. Series 2016 A, 4% 8/1/39	130,000	118,877
Perris Union High School District Series A, 3% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	25,000	18,244
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	31,103
Poway Unified School District:
Series 2011 B, 0% 8/1/34	50,000	31,577
Series B, 0% 8/1/41	190,000	78,878
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Series 2021 A:
4% 10/1/48	100,000	92,495
4% 10/1/51	100,000	91,455
Riverside Elec. Rev. Series 2019 A, 5% 10/1/26	50,000	52,138
Sacramento Muni. Util. District Elec. Rev. Series 2021 I, 5% 8/15/28	100,000	108,091
Sacramento TOT Rev. Series A, 5% 6/1/43	100,000	101,990
San Bernardino Cmnty. College District Series B, 0% 8/1/48	45,000	12,092
San Diego Cmnty. College District Series 2016, 5% 8/1/41 (Pre-Refunded to 8/1/26 @ 100)	5,000	5,212
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.) Series 2017 B, 5% 7/1/42 (b)	175,000	173,651
Series 2019 A, 5% 7/1/34	75,000	80,613
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2016 A, 5% 5/15/39	100,000	102,386
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A, 5.25% 8/1/47	10,000	10,415
San Diego Unified School District:
Series 1998 G1:
5.25% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	10,000	10,692
5.25% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	10,000	10,896
Series 2012 I, 5% 7/1/33	65,000	68,623
Series 2017 I, 4% 7/1/47	15,000	13,937
Series 2017 J, 5% 7/1/30	80,000	84,543
Series B, 3.25% 7/1/48	80,000	59,005
Series C, 0% 7/1/43	40,000	15,042
Series R1, 0% 7/1/30	35,000	26,856
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	50,000	37,002
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2020 C1, 4% 8/1/30	125,000	128,386
Series A1, 5% 8/1/47	45,000	46,115
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2016 A, 5% 5/1/26	20,000	20,728
Series 2019 A, 5% 5/1/49 (b)	25,000	24,791
Series 2019 E, 5% 5/1/34 (b)	125,000	129,281
Series 2020 A, 4% 5/1/39 (b)	35,000	32,172
Series 2020 B, 4% 5/1/39	100,000	96,076
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	35,000	32,631
San Francisco City & County Gen. Oblig. Series 2022 R1, 5% 6/15/34	75,000	84,742
San Francisco County Trans. Auth. Series 2017, 3% 2/1/33	155,000	139,851
San Francisco Muni. Trans. Agcy. Series 2021 C, 4% 3/1/46	200,000	180,944
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	20,000	20,430
Series 2020 A, 5% 11/1/50	30,000	30,857
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/25 (Escrowed to Maturity)	100,000	95,518
Series 1997 A:
0% 1/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	18,957
0% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	39,550
0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,392
Series 2021 A, 4% 1/15/50	30,000	25,866
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	64,313
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	25,000	25,530
San Mateo County Joint Powers Fing. Auth. (Cap. Projs.) Series 2014 A, 4% 6/15/35	95,000	93,408
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	60,000	55,591
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	45,000	46,546
San Mateo Unified School District Series 2011 A:
0% 9/1/33 (d)	50,000	44,495
0% 9/1/41 (d)	10,000	9,181
Santa Clara County Fing. Auth. Lease Rev.:
Series 2018 A, 3.5% 4/1/39	40,000	34,735
Series 2019 A, 3% 5/1/42	100,000	76,031
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	32,024
Sequoia Union High School District Series 2016, 3% 7/1/31	55,000	51,484
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	50,000	50,000
Solano Cmnty. College District Series A, 5.125% 8/1/41 (Pre-Refunded to 8/1/28 @ 100)	10,000	10,555
Southern CA Pub. Pwr. Auth. So Series 2023 1, 5% 7/1/35	100,000	113,475
Southern California Pub. Pwr. Auth. Rev.:
Series 2007 A, 5.25% 11/1/25	35,000	35,359
Series A, 5.25% 11/1/26	30,000	30,455
Univ. of California Regents Med. Ctr. Pool Rev. Series 2022 P, 5% 5/15/41	135,000	142,097
Univ. of California Revs.:
Series 2014, 5% 5/15/25	75,000	75,677
Series 2015 AO, 5% 5/15/25	70,000	71,633
Series 2016, 5% 5/15/35	15,000	15,495
Series 2017 AV:
5% 5/15/35	50,000	52,310
5% 5/15/47	110,000	112,278
Series 2017 AY, 5% 5/15/25	50,000	51,166
Series 2017 M, 5% 5/15/32	35,000	36,752
Series 2020 BE:
4% 5/15/47	115,000	106,923
5% 5/15/43	15,000	15,642
Series 2022 BK, 5% 5/15/32	115,000	130,106
Series AM, 5.25% 5/15/37	15,000	15,076
Series AY, 5% 5/15/28	30,000	31,661
Series I, 5% 5/15/28	10,000	10,221
Series M, 5% 5/15/36	20,000	20,835
Upland Gen. Oblig. Ctfs. of Prtn. Series 2017, 4% 1/1/42	10,000	8,139
West Contra Costa Unified School District:
Series 2020 E, 4% 8/1/49 (Assured Guaranty Muni. Corp. Insured)	75,000	67,828
Series C1, 0% 8/1/27 (Assured Guaranty Corp. Insured)	70,000	60,135
West Hollywood Pub. Fing. Auth. Series 2016, 3% 4/1/41	75,000	58,229
Westminster Redev. Agcy. Series 2016:
3% 11/1/41	25,000	18,524
3% 11/1/45	75,000	51,682
William S. Hart Union High School District Series 2005 B, 0% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	140,000	114,732
Yosemite Cmnty. College District Series 2010 D, 0% 8/1/31	100,000	72,123
Yuba Cmnty. College District Series 2016 A:
3% 8/1/36	150,000	124,628
3% 8/1/37	30,000	24,293
TOTAL CALIFORNIA		14,657,170
Colorado - 2.1%
Colorado Ctfs. of Prtn. Series 2018 A, 3.625% 12/15/36	200,000	179,797
Colorado Health Facilities Auth. Rev. Bonds:
Series 2018 A, 4% 11/15/48	5,000	4,292
Series 2019 A, 5% 1/1/30	105,000	112,696
Series 2019 A1:
4% 8/1/37	90,000	81,837
4% 8/1/44	10,000	8,340
5% 8/1/32	120,000	123,686
Series 2021 A, 4% 11/15/46	100,000	86,964
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	30,000	30,037
Colorado Springs Utils. Rev.:
Series 2018 A2, 5% 11/15/48	25,000	25,445
Series 2021 B, 4% 11/15/40	100,000	93,085
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/26 (b)	55,000	56,128
5% 11/15/28 (b)	30,000	30,777
5% 11/15/29 (b)	20,000	20,458
Series 2018 B, 3.5% 12/1/35	10,000	8,974
Series 2019 C, 5% 11/15/31	20,000	21,355
Series 2022 A, 5% 11/15/41 (b)	85,000	86,035
Denver City & County Board Wtr. Rev. Series 2022 A, 5% 12/15/45	100,000	105,085
Denver Convention Ctr. Hotel Auth. Series 2016, 5% 12/1/23	5,000	4,999
Denver Dedicated Tax Rev. Series 2021 A, 4% 8/1/42	100,000	90,087
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	21,197
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	33,659
East Grand County Co. School District # 2 Series 2022, 4% 12/1/46	100,000	88,369
El Paso County Co. Scd # 2 Series 2019, 5% 12/1/37	155,000	161,121
Pueblo County Ctfs. of Prtn. (Jail Proj.) Series 2022 A, 5% 7/1/49	135,000	131,472
Univ. of Colorado Enterprise Sys. Rev. Series 2016 B1, 2.75% 6/1/30	15,000	13,665
TOTAL COLORADO		1,619,560
Connecticut - 1.8%
Connecticut Gen. Oblig.:
Series 2015 B:
3.375% 6/15/29	25,000	24,018
4% 6/15/33	110,000	108,454
Series 2016 A, 5% 3/15/26	15,000	15,459
Series 2019 A, 5% 4/15/27	15,000	15,672
Series 2020 C:
4% 6/1/30	120,000	122,345
4% 6/1/31	25,000	25,411
Series A:
4% 1/15/25	60,000	60,097
5% 3/15/28	15,000	15,223
Series C, 4% 6/15/24	25,000	25,019
Series D:
4% 8/15/31	45,000	44,926
5% 4/15/26	25,000	25,795
Series E:
3.375% 10/15/36	20,000	17,353
5% 9/15/25	25,000	25,551
5% 10/15/25	20,000	20,442
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2019 A:
4% 7/1/34	45,000	41,513
5% 7/1/25	100,000	100,188
Series R, 3.375% 7/1/37	10,000	8,429
Connecticut Hsg. Fin. Auth.:
Series 2015 A, 3.75% 11/15/40	75,000	64,048
Series 2017 D1, 3.2% 11/15/32	10,000	9,137
Series 2020 A1, 3.5% 11/15/45	170,000	162,745
Series 2022 A1, 3.5% 11/15/51	105,000	99,900
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2015 A:
5% 8/1/28	60,000	61,132
5% 8/1/33	95,000	96,363
Series 2015 B, 5% 8/1/27	55,000	56,118
Series 2016 A, 5% 9/1/31	25,000	25,653
Series 2018 A, 5% 1/1/27	20,000	20,804
Series A, 4% 9/1/35	55,000	53,766
Series B, 5% 10/1/33	15,000	15,816
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	26,280
TOTAL CONNECTICUT		1,387,657
Delaware - 1.0%
Delaware Gen. Oblig.:
Series 2017, 3.25% 3/1/37	6,000	5,332
Series 2020 A, 5% 1/1/30	115,000	124,966
Series 2023 A:
5% 5/1/32	85,000	94,508
5% 5/1/35	100,000	111,252
Delaware Health Facilities Auth. Rev. Series 2020 A:
4% 10/1/49	60,000	52,283
5% 10/1/32	65,000	69,179
Delaware River & Bay Auth. Rev. Series 2021, 4% 1/1/46	65,000	56,450
Delaware Trans. Auth. Trans. Sys. Rev. Series 2020, 5% 7/1/31	210,000	228,949
TOTAL DELAWARE		742,919
District Of Columbia - 1.9%
District of Columbia Gen. Oblig.:
Series 2014 D, 5% 6/1/31	40,000	40,250
Series 2016 A, 5% 6/1/32	40,000	41,174
Series 2017 A, 5% 6/1/29	10,000	10,455
Series 2019 A, 5% 10/15/28	90,000	96,417
Series 2021 D:
4% 2/1/40	110,000	102,844
5% 2/1/31	95,000	104,086
District of Columbia Income Tax Rev.:
Series 2020 A, 4% 3/1/45	50,000	44,563
Series 2020 B, 5% 10/1/31	90,000	98,822
District of Columbia Univ. Rev. Series 2017:
5% 4/1/31	25,000	25,662
5% 4/1/32	120,000	123,070
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2014 C:
5% 10/1/27	30,000	30,308
5% 10/1/28	25,000	25,264
Series 2016 A, 5% 10/1/31	50,000	51,118
Series 2019 A, 5% 10/1/44	30,000	30,822
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B, 4% 10/1/53	95,000	77,945
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	10,000	6,750
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	50,000	46,056
0% 10/1/30 (Assured Guaranty Corp. Insured)	65,000	48,379
0% 10/1/31 (Assured Guaranty Corp. Insured)	15,000	10,659
0% 10/1/34 (Assured Guaranty Corp. Insured)	35,000	21,445
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,000	2,710
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A:
5% 10/1/28 (b)	20,000	19,979
5% 10/1/29 (b)	50,000	49,964
5% 10/1/44 (b)	75,000	74,674
Series 2018 A, 5% 10/1/27 (b)	40,000	41,165
Series 2019 A, 5% 10/1/39 (b)	60,000	60,064
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	40,000	41,564
Series 2017 B:
5% 7/1/26	50,000	51,572
5% 7/1/42	50,000	50,645
Series 2018, 5% 7/1/30	35,000	36,251
TOTAL DISTRICT OF COLUMBIA		1,464,677
Florida - 4.0%
Alachua County Health Facilities Auth. Health Facilities Rev. Series 2019 A, 3% 12/1/46	15,000	9,709
Broward County Arpt. Sys. Rev.:
Series 2015 A, 5% 10/1/33 (b)	35,000	35,116
Series 2017, 5% 10/1/47 (b)	70,000	69,404
Broward County Port Facilities Rev. Series 2019 B, 4% 9/1/44 (b)	75,000	64,889
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B, 4% 7/1/40	5,000	4,373
Series 2017:
3.25% 7/1/39	70,000	56,786
5% 7/1/42	165,000	167,313
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2017 B, 5% 6/1/30	50,000	52,532
Series 2018 A, 4% 6/1/37	55,000	53,651
Series 2019 D, 4% 6/1/30	65,000	66,231
Series C, 5% 6/1/25	15,000	15,292
Series D, 4% 6/1/32	50,000	50,106
Florida Dept. of Envir. Protection Rev. Series 2016 A, 2% 7/1/28	50,000	44,165
Florida Dept. of Trans. Tpk. Rev.:
Series 2019 B:
3% 7/1/43	30,000	21,717
3% 7/1/44	200,000	142,831
Series 2020 B, 2% 7/1/37	55,000	38,541
Florida Higher Edl. Facilities Fing. Auth.:
(Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	60,000	60,810
(Ringling College Proj.) Series 2017, 4% 3/1/47	70,000	53,735
Florida Hsg. Fin. Corp. Rev. Series 2017 1, 3.6% 7/1/37	20,000	18,476
Florida St 34115P Series 2021 A, 5% 7/1/29	95,000	102,653
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (b)	30,000	31,074
Series 2019 A, 5% 10/1/27 (b)	10,000	10,291
Halifax Hosp. Med. Ctr. Rev.:
Series 2015, 4% 6/1/38 (Pre-Refunded to 6/1/25 @ 100)	25,000	25,068
Series 2016, 3.75% 6/1/41	5,000	3,934
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A, 3.5% 10/1/28 (Pre-Refunded to 10/1/23 @ 100)	45,000	45,000
Jacksonville Spl. Rev. Series 2019 A:
5% 10/1/27	20,000	21,025
5% 10/1/32	10,000	10,660
JEA Wtr. & Swr. Sys. Rev. Series 2014 A, 4% 10/1/40	100,000	91,555
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	30,000	25,898
Miami Beach Series 2019, 3.25% 5/1/49	25,000	17,763
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	15,000	14,708
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	125,000	126,232
Miami-Dade County Aviation Rev.:
Series 2014 A, 5% 10/1/33 (b)	85,000	84,842
Series 2020 A, 4% 10/1/39	70,000	65,287
Miami-Dade County Cap. Asset Acquisition:
Series 2009, 0% 10/1/41	20,000	7,826
Series 2016:
0% 10/1/31	35,000	24,238
0% 10/1/32	25,000	16,388
Miami-Dade County Edl. Facilities Rev.:
Series 2015 A, 4% 4/1/45	10,000	8,831
Series 2018 A, 4% 4/1/53	25,000	20,769
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	5,000	5,085
Series 2015 B, 5% 7/1/27	40,000	40,389
Series 2016 A, 5% 7/1/29	70,000	72,025
(Pub. Health Trust Prog.) Series 2019 A, 5% 7/1/43	10,000	10,221
Series 2015 D, 3% 7/1/39	5,000	3,775
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	85,000	80,944
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/28	120,000	120,905
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 D, 5% 2/1/30	85,000	86,570
Series 2016 C, 5% 2/1/32	90,000	91,663
Miami-Dade County Sports Facilities Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	60,000	15,984
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	25,000	26,605
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	35,000	33,175
Series 2017 B, 3.125% 10/1/39	20,000	15,477
Series 2019 B, 3% 10/1/49	40,000	26,934
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	50,000	50,915
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/44	35,000	34,313
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/28 (Pre-Refunded to 8/1/25 @ 100)	50,000	51,034
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	18,986
Series 2017, 5% 10/1/27	25,000	26,092
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	25,120
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	10,000	10,270
Port Saint Lucie Util. Rev. Series 2007, 5.25% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	47,030
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	60,000	60,350
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2018, 4% 7/1/48	100,000	88,380
South Broward Hosp. District Rev.:
Series 2016 A, 3.5% 5/1/39	15,000	12,425
Series 2021 A, 2.375% 5/1/45	130,000	77,676
Tampa Health Sys. Rev. Series 2016 A, 4% 11/15/46	125,000	107,797
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A, 0% 9/1/53	195,000	30,885
TOTAL FLORIDA		3,050,744
Georgia - 1.9%
Atlanta Arpt. Rev. Series 2019 B, 4% 7/1/49 (b)	50,000	42,364
Atlanta Wtr. & Wastewtr. Rev. Series 2015:
5% 11/1/28	40,000	40,589
5% 11/1/32	30,000	30,412
5% 11/1/40	20,000	20,095
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	50,000	50,921
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/26	10,000	10,322
Dalton Whitfield County Joint Dev. Auth. Rev. Series 2017, 4% 8/15/48	120,000	102,562
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	30,000	30,819
Fulton County Wtr. & Swr. Rev. Series 2020 A, 3% 1/1/45	5,000	3,596
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.):
Series 2017 A, 4% 2/15/42	20,000	17,426
Series 2020 A, 5% 2/15/31	40,000	41,894
Series 2020 A, 3% 2/15/47	65,000	44,418
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	55,000	51,857
Series 2017 A:
5% 2/1/25	75,000	76,246
5% 2/1/27	10,000	10,463
Series 2017 C:
5% 7/1/27	5,000	5,268
5% 7/1/30	25,000	26,138
Series 2018 A:
3% 7/1/33	25,000	22,872
5% 7/1/27	20,000	21,071
5% 7/1/29	50,000	53,404
Series 2020 A, 5% 8/1/31	50,000	54,680
Series 2021 A, 5% 7/1/33	100,000	110,286
Series 2022 A, 4% 7/1/42	100,000	93,396
Georgia Hsg. & Fin. Auth.:
Series 2017 C, 3.65% 12/1/42	15,000	12,245
Series 2020 A, 3.15% 12/1/44	15,000	11,067
Georgia Hsg. & Fin. Auth. Rev.:
Series 2016 A, 3.35% 12/1/41	20,000	17,422
Series 2017 A, 3.65% 12/1/32	15,000	14,096
Series 2017 B, 3.2% 12/1/32	20,000	18,265
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2018 HH, 4.125% 1/1/49 (Assured Guaranty Muni. Corp. Insured)	110,000	96,271
Series 2021 A, 5% 1/1/56	80,000	77,669
Georgia Port Auth. Rev. Series 2021, 2.625% 7/1/51	70,000	42,906
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2015, 5% 8/1/34	60,000	53,832
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	30,000	23,303
Gwinnett County School District Gen. Oblig. Series 2022 B, 5% 8/1/26	55,000	57,092
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A, 3.125% 7/1/44	45,000	31,264
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2017 C, 3.5% 7/1/38	30,000	25,901
Series 2019 A, 3.125% 7/1/46	5,000	3,645
Series 2021 E2, 5% 7/1/24	25,000	25,210
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	15,000	10,284
Private Colleges & Univs. Auth. Rev. Series 2020 B, 5% 9/1/30	5,000	5,455
TOTAL GEORGIA		1,487,026
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2020 D, 4% 7/1/39	10,000	9,419
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	20,000	17,755
Hawaii Gen. Oblig.:
Series 2016 FG, 5% 10/1/30	30,000	30,887
Series 2018 FT, 5% 1/1/28	100,000	105,797
Series FH, 5% 10/1/29	25,000	25,739
Series FW, 3.5% 1/1/38	5,000	4,363
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	15,000	14,882
Series 2018 A, 3.375% 7/1/42	5,000	3,974
TOTAL HAWAII		212,816
Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A:
5% 3/1/27	25,000	25,547
5% 3/1/28	10,000	10,296
Series 2015 ID, 5.5% 12/1/29	25,000	25,608
TOTAL IDAHO		61,451
Illinois - 5.0%
Chicago Gen. Oblig.:
Series 1999, 0% 1/1/33	70,000	43,624
Series 2000, 0% 1/1/29	55,000	42,960
Series 2002 B:
5% 1/1/26	10,000	10,066
5% 1/1/26 (Pre-Refunded to 1/1/25 @ 100)	20,000	20,274
Series 2007 E, 5.5% 1/1/35	20,000	20,137
Series 2014 A:
5.25% 1/1/30	95,000	95,251
5.25% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	75,000	75,199
Series 2015 A:
5% 1/1/26	5,000	5,033
5% 1/1/26 (Escrowed to Maturity)	10,000	10,131
5.5% 1/1/33	15,000	15,147
5.5% 1/1/39	120,000	120,226
Series 2017 A, 5.75% 1/1/33	50,000	52,109
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (b)	60,000	59,926
Series 2014 B, 5% 1/1/27	45,000	44,979
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/28 (b)	90,000	90,461
Series 2015 B, 5% 1/1/29	95,000	95,818
Series 2015 D, 4% 1/1/35	85,000	82,159
Series 2017 A, 5% 1/1/27	20,000	20,742
Series 2017 B, 5% 1/1/33	10,000	10,303
Series 2017 C, 5% 1/1/41	100,000	100,639
Series 2017 D, 5% 1/1/42 (b)	15,000	14,746
Series 2018 B:
5% 1/1/37	15,000	15,506
5% 1/1/38	100,000	102,294
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	125,000	125,269
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	20,000	20,158
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	35,000	35,337
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	39,648
Illinois Fin. Auth. Series 2020 A, 4% 4/1/50	5,000	4,287
Illinois Fin. Auth. Rev.:
Series 2015 C, 4.125% 8/15/37	65,000	56,931
Series 2016 C, 5% 2/15/34	60,000	61,566
Series 2016:
3.25% 11/15/45	20,000	13,723
4% 1/1/25	10,000	10,026
4% 12/1/31	25,000	23,522
4% 12/1/35	50,000	46,020
Series 2018 A:
5% 10/1/41	10,000	10,136
5% 10/1/48	30,000	30,158
Series 2019:
5% 7/1/27	15,000	15,739
5% 1/1/31	115,000	122,789
Illinois Gen. Oblig.:
Series 2014, 5% 4/1/27	5,000	5,003
Series 2016, 5% 1/1/27	185,000	188,532
Series 2017 A, 4.5% 12/1/41	15,000	13,846
Series 2017 C, 5% 11/1/29	65,000	66,909
Series 2017 D:
3.25% 11/1/26	10,000	9,638
5% 11/1/28	60,000	61,951
Series 2018 A, 5% 10/1/25	50,000	50,803
Series 2018 B:
5% 10/1/24	30,000	30,227
5% 10/1/30	100,000	103,258
Series 2019 A, 5% 11/1/25	50,000	50,839
Series 2019 B, 5% 9/1/25	15,000	15,230
Series 2020 D, 5% 10/1/25	5,000	5,080
Series 2022 A, 5.5% 3/1/47	200,000	207,278
Series 2022, 5.25% 3/1/38	85,000	87,760
Series November 2016, 4.125% 11/1/31	10,000	9,721
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 4% 2/1/33	70,000	66,408
Illinois Sales Tax Rev.:
Series 2016 A:
3% 6/15/33	25,000	21,598
3% 6/15/34	75,000	63,504
Series 2016 D:
3% 6/15/31	15,000	13,370
3% 6/15/32	20,000	17,588
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	40,000	40,014
Series 2015 A, 5% 1/1/40	25,000	25,037
Series 2015 B, 5% 1/1/40	55,000	55,105
Series 2016 A, 5% 12/1/31	60,000	60,794
Series 2017 A, 5% 1/1/42	50,000	50,744
Series B:
5% 1/1/27	35,000	36,385
5% 1/1/30	5,000	5,335
Series C, 5% 1/1/30	30,000	32,009
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	50,498
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	16,387
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	70,000	25,315
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	345,000	111,195
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	20,128
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	31,284
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	5,947
Series 2002, 0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	13,786
Series 2017 B, 0% 12/15/56 (Assured Guaranty Muni. Corp. Insured)	50,000	8,480
Northern Illinois Muni. Pwr. Agcy. Rev. (Prairie State Proj.) Series 2016 A, 5% 12/1/28	25,000	25,871
Rosemont Gen. Oblig. Series 2016 A, 5% 12/1/46 (Assured Guaranty Muni. Corp. Insured)	335,000	336,727
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	51,958
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (Assured Guaranty Muni. Corp. Insured)	30,000	26,373
TOTAL ILLINOIS		3,880,954
Indiana - 0.5%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	10,000	10,249
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	70,000	47,691
Indiana Fin. Auth. Rev. Series 2019 E, 5% 2/1/36	25,000	26,290
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/31	50,000	50,542
Series 2021 I, 5% 10/1/27	55,000	57,840
Indiana Univ. Lease Purchase Oblig. Series 2020 A, 4% 6/1/45	5,000	4,517
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	15,000	15,923
5% 2/1/54	25,000	25,223
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	15,000	15,471
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	50,000	41,872
Purdue Univ. Rev. Series 2020 EE, 5% 7/1/36	80,000	85,050
TOTAL INDIANA		380,668
Iowa - 0.2%
Iowa Fin. Auth. Rev.:
Series 2016, 5% 8/1/26	30,000	31,035
Series 2017, 5% 8/1/37	50,000	51,727
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 A2, 4% 6/1/40	100,000	92,047
TOTAL IOWA		174,809
Kansas - 0.2%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	20,000	16,143
Kansas Dept. of Trans. Hwy. Rev. Series 2015 A, 3% 9/1/24	50,000	49,268
Univ. of Kansas Hosp. Auth. Health Facilities Rev.:
Series 2017 A, 5% 3/1/47	85,000	85,185
Series 2019 A, 4% 9/1/48	25,000	21,393
TOTAL KANSAS		171,989
Kentucky - 0.4%
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	37,261
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A, 5.25% 6/1/41	100,000	98,831
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prairie State Proj.) Series 2015 A:
4% 9/1/39	75,000	65,312
5% 9/1/42	25,000	23,276
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	30,907
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2016 A, 3% 5/15/46	60,000	40,752
Univ. of Kentucky Gen. Rcpts Series A, 3.5% 10/1/47	25,000	18,795
TOTAL KENTUCKY		315,134
Louisiana - 0.8%
Louisiana Gas & Fuel Tax Rev. Series 2017 C, 5% 5/1/45	250,000	252,163
Louisiana Gen. Oblig.:
Series 2014 D1, 3% 12/1/29	60,000	55,684
Series 2017 A, 5% 4/1/25	25,000	25,395
Series 2021 A, 5% 3/1/41	115,000	119,958
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 3.75% 7/1/47	25,000	18,922
Louisiana Pub. Facilities Auth. Lease Rev. (Phase II Proj.) Series 2017, 5% 7/1/57	50,000	47,601
Louisiana Pub. Facilities Auth. Rev. Series 2016, 4% 5/15/41	20,000	17,774
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	20,000	20,499
Shreveport Wtr. & Swr. Rev. Series 2014 B, 4% 12/1/38	25,000	21,709
State of Louisiana Grant Anticipation Rev. Series 2019 A, 5% 9/1/29	20,000	21,110
TOTAL LOUISIANA		600,815
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2021 A, 4% 7/1/50 (Assured Guaranty Muni. Corp. Insured)	75,000	64,709
Maryland - 2.3%
Anne Arundel County Gen. Oblig. Series 2021, 5% 4/1/29	150,000	161,787
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series C, 3% 3/1/42	20,000	16,629
Maryland Dept. of Trans. Series 2016, 4% 11/1/29	85,000	84,571
Maryland Gen. Oblig.:
Series 2015, 3% 8/1/28	30,000	28,630
Series 2019 1, 5% 3/15/31	55,000	58,953
Series 2019 A1, 5% 8/1/31	100,000	106,291
Series 2019, 5% 3/15/30	30,000	32,191
Series 2020 A, 5% 8/1/29	150,000	162,400
Series A, 5% 3/15/30	30,000	31,794
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2017 A, 4% 5/15/47	50,000	42,053
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 2.75% 6/1/51	205,000	127,871
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A:
2.25% 7/1/39	185,000	126,634
4% 7/1/40	85,000	78,253
Montgomery County Gen. Oblig. Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	86,045
Prince Georges County Gen. Oblig. Series 2018 A, 3.25% 7/15/36	155,000	137,128
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 3.25% 4/1/36	50,000	43,604
Washington Metropolitan Area Transit Auth. Series 2021 A, 3% 7/15/36	150,000	126,314
Washington Suburban San. District:
Series 2016 2, 5% 6/1/34	65,000	66,995
Series 2016, 3% 6/1/46	150,000	107,415
Series 2017, 4% 6/15/47	125,000	112,962
TOTAL MARYLAND		1,738,520
Massachusetts - 2.5%
Cambridge Gen. Oblig. Series 2021, 5% 2/15/29	115,000	124,375
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007, 5.25% 7/1/28	10,000	10,809
Series A, 5.25% 7/1/28	30,000	32,428
Series B, 5% 7/1/33	85,000	86,697
Massachusetts Clean Wtr. Trust Series 2020, 5% 8/1/28	90,000	96,634
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	145,000	146,868
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	21,993
Series BB1, 4% 10/1/46	30,000	26,304
Series F, 5% 8/15/24	5,000	5,031
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.):
Series 2016 A, 5% 6/15/27	55,000	56,996
Series A, 5% 6/15/25	25,000	25,189
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	5,000	5,103
Series 2016 B, 4% 7/1/33	25,000	25,036
Series 2016 G, 3% 9/1/46	40,000	28,585
Series 2017 E, 5% 11/1/24	30,000	30,413
Series 2017 F, 5% 11/1/44	5,000	5,103
Series 2019 A:
5% 1/1/38	60,000	62,572
5% 1/1/49	70,000	71,260
Series 2019 C:
5% 5/1/31	85,000	93,252
5% 5/1/41	35,000	36,233
Series 2020 D, 5% 7/1/41	55,000	57,385
Series 2020 E, 5% 11/1/25	75,000	76,925
Series 2021 B, 3% 4/1/47	150,000	106,020
Series 2022 C, 5% 10/1/47	100,000	103,953
Series A, 5% 7/1/31	30,000	31,048
Series B, 5% 7/1/26	25,000	25,918
Series C, 5% 5/1/30	40,000	43,655
Series D, 5% 7/1/26	30,000	31,102
Series E, 5% 11/1/45	55,000	56,965
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series 2019 B1, 2.75% 12/1/34	85,000	70,787
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (b)	15,000	12,922
Massachusetts Port Auth. Rev. Series 2021 E, 5% 7/1/34 (b)	70,000	73,348
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2016 B, 5% 11/15/46	20,000	20,264
Series 2018 B, 4% 2/15/40	85,000	78,776
Series A, 5% 8/15/50	10,000	10,220
Series C, 5% 11/15/34	20,000	20,724
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	71,183
TOTAL MASSACHUSETTS		1,882,076
Michigan - 1.0%
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	35,000	35,671
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/27	35,000	36,351
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 1A:
5% 10/15/33	50,000	50,012
5.25% 10/15/47	10,000	10,003
Series I:
5% 4/15/26	10,000	10,223
5% 10/15/28	20,000	20,626
5% 10/15/30	35,000	36,093
Series I, 5% 4/15/38	50,000	50,622
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/29	55,000	57,591
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	5,000	5,027
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	35,000	35,159
Series 2016, 3.25% 11/15/42	25,000	17,691
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/26	70,000	72,512
5% 12/1/27	25,000	26,240
Series 2010 F, 4% 11/15/47	20,000	16,854
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2020 A1, 2.7% 10/1/45	40,000	26,562
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2016 A, 3.35% 12/1/31	10,000	9,074
Michigan State Univ. Revs. Series 2019 B, 4% 2/15/37	60,000	57,407
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (b)	50,000	50,424
5% 6/30/28 (b)	45,000	45,721
5% 12/31/31 (b)	15,000	15,269
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	10,000	9,729
Wayne County Arpt. Auth. Rev. Series 2021 B, 5% 12/1/35 (b)	100,000	102,738
TOTAL MICHIGAN		797,599
Minnesota - 2.0%
Hennepin County Gen. Oblig. Series 2019 B, 5% 12/15/31	480,000	512,276
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	20,000	20,045
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	35,018
Minnesota Gen. Oblig.:
Series 2016 A, 5% 8/1/25	60,000	61,390
Series 2017 A, 5% 10/1/28	30,000	31,728
Series 2018 B, 3.25% 8/1/36	55,000	48,757
Series 2019 A, 5% 8/1/28	70,000	74,870
Series 2022 B, 5% 8/1/32	90,000	100,097
Minnesota Hsg. Fin. Agcy.:
Series 2019 F, 3.75% 1/1/50	30,000	29,134
Series 2021 B, 4% 8/1/43	75,000	66,183
Series 2021 D, 2.45% 1/1/52	100,000	71,096
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (c)	280,000	272,173
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	90,000	59,726
Rochester Health Care Facilities Rev. Series 2016 B, 5% 11/15/29	25,000	26,786
Saint Cloud Health Care Rev.:
Series 2016 A, 3.25% 5/1/39	15,000	11,545
Series 2019, 5% 5/1/48	20,000	19,491
Virginia Independent School District #706 Series 2019 A, 3% 2/1/36	85,000	73,034
TOTAL MINNESOTA		1,513,349
Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig. (Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A, 5% 8/1/26	45,000	46,102
Mississippi Gen. Oblig. Series 2016 B:
5% 12/1/31 (Pre-Refunded to 12/1/26 @ 100)	75,000	78,169
5% 12/1/35 (Pre-Refunded to 12/1/26 @ 100)	55,000	57,324
Mississippi State Gaming Tax Rev. Series 2019 A, 5% 10/15/28	5,000	5,197
West Rankin Util. Auth. Rev. Series 2018, 5% 1/1/48 (Pre-Refunded to 1/1/28 @ 100)	100,000	105,434
TOTAL MISSISSIPPI		292,226
Missouri - 0.9%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2015 B, 5% 5/1/45 (Pre-Refunded to 5/1/25 @ 100)	80,000	81,290
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	15,000	13,967
Missouri Health & Edl. Facilities Auth. Rev. Series 2019 A, 5% 2/1/42	125,000	115,253
Missouri Health & Edl. Facilities Rev.:
Series 2012, 4% 11/15/42	85,000	75,538
Series 2014 A, 4% 6/1/32 (Pre-Refunded to 6/1/24 @ 100)	40,000	39,977
Series 2014 F, 4.25% 11/15/48	15,000	13,332
Series 2016, 5% 11/15/28	30,000	30,558
Series 2017 C:
3.625% 11/15/47	25,000	18,951
4% 11/15/49	55,000	46,600
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	44,630
(Prairie State Proj.) Series 2016 A, 5% 12/1/40	150,000	149,089
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	35,000	34,438
TOTAL MISSOURI		663,623
Montana - 0.1%
Montana Facility Fin. Auth. Series 2018 B, 4.125% 7/1/38	75,000	63,872
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	20,000	20,276
TOTAL MONTANA		84,148
Nebraska - 0.2%
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2015, 4.25% 11/1/45	35,000	29,887
Nebraska Edl. Health Cultural & Social Svcs. Fin. Auth. Rev. Series 2019 A, 4% 1/1/49	85,000	69,033
Omaha Pub. Pwr. District Elec. Rev. Series 2015 B, 4% 2/1/39	55,000	50,591
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	5,000	4,909
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	40,000	33,494
TOTAL NEBRASKA		187,914
Nevada - 0.6%
Clark County Fuel Tax:
Series 2017, 3% 11/1/38	15,000	11,714
Series 2018 A, 5% 6/1/43	100,000	102,196
Series 2019 A:
5% 12/1/24	5,000	5,066
5% 12/1/28	15,000	16,034
Series 2019, 5% 6/1/25	25,000	25,482
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	50,000	52,115
Clark County Poll. Cont. Rev. Series 2010, 2.1% 6/1/31	100,000	77,855
Clark County School District Series 2019 A, 3% 6/15/39 (Assured Guaranty Muni. Corp. Insured)	30,000	22,981
Las Vegas Redev. Agcy., Tax Increment Rev. Series 2016, 5% 6/15/40	100,000	98,851
Washoe County School District Series 2017 C, 3.25% 10/1/42 (Assured Guaranty Muni. Corp. Insured)	50,000	38,951
TOTAL NEVADA		451,245
New Jersey - 3.7%
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	60,000	56,419
5% 11/1/31	20,000	21,039
Series UU:
5% 6/15/40	30,000	30,145
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,036
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	20,000	20,476
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (b)	20,000	14,262
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	20,000	19,938
Series 2014 PP, 4% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	15,000	15,006
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	10,000	10,072
Series 2015 XX, 4% 6/15/24	50,000	49,924
Series 2018 EEE, 5% 6/15/48	95,000	94,603
Series 2019 LLL, 5% 6/15/30	80,000	84,530
Series B, 5% 11/1/26	5,000	5,132
Series WW, 5.25% 6/15/28	45,000	45,646
Series XX, 4.375% 6/15/27	15,000	14,981
New Jersey Edl. Facility:
Series 2014 A:
5% 9/1/25	10,000	10,079
5% 9/1/26	100,000	100,675
Series 2015 D, 5% 7/1/25	65,000	66,465
Series A, 4% 7/1/47	40,000	31,819
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	10,000	10,002
Series 2014, 4% 6/1/34	15,000	14,946
Series 2016, 5% 6/1/24	25,000	25,186
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/26	90,000	92,296
5% 10/1/27	10,000	10,368
Series 2016, 3% 7/1/32	25,000	20,557
Series 2017 A, 4% 7/1/52	25,000	21,207
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2019 A, 5% 12/1/27	35,000	36,367
Series 2019 B, 3.25% 12/1/39 (b)	45,000	40,688
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2018 A, 3.75% 10/1/35	70,000	65,426
New Jersey Sports & Exposition Auth. Contract Rev. Series 2018 A, 5% 9/1/24	50,000	50,345
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/29	30,000	31,005
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	65,000	66,359
Series 2005 A, 5.25% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	20,000	20,671
Series 2014 A:
5% 1/1/28	90,000	90,618
5% 1/1/29	5,000	5,033
Series 2015 E:
5% 1/1/32	130,000	131,425
5% 1/1/45	160,000	160,750
Series 2016 A, 5% 1/1/33	30,000	30,668
Series 2017 A, 5% 1/1/33	70,000	72,318
Series 2017 B, 4% 1/1/35	5,000	4,968
Series 2017 E, 5% 1/1/29	10,000	10,537
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/25	20,000	18,217
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	5,000	3,844
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	10,000	6,646
Series 2008 A:
0% 12/15/37	5,000	2,458
0% 12/15/38	65,000	30,132
Series 2009 A, 0% 12/15/33	90,000	56,593
Series 2010 A:
0% 12/15/25	10,000	9,093
0% 12/15/27	30,000	25,134
0% 12/15/32	35,000	23,051
0% 12/15/33	60,000	37,729
Series 2015 AA:
5.25% 6/15/29	45,000	45,716
5.25% 6/15/32	5,000	5,069
Series 2016 A, 5% 6/15/30	25,000	25,466
Series 2018 A:
5% 12/15/24	20,000	20,195
5% 6/15/31	75,000	76,300
Series 2019 AA, 4.5% 6/15/49	5,000	4,611
Series 2019 B, 4% 6/15/37	160,000	151,300
Series 2021 A:
5% 6/15/28	85,000	89,124
5% 6/15/30	50,000	53,183
Series A:
0% 12/15/26	70,000	61,075
0% 12/15/31	70,000	48,483
4% 12/15/31	80,000	79,271
4.25% 12/15/38	95,000	90,293
Series A1, 4.1% 6/15/31	55,000	54,780
Series AA, 5.25% 6/15/27	30,000	30,450
Series BB1, 5% 6/15/34	85,000	87,824
Series C, 5.25% 6/15/32	35,000	35,302
TOTAL NEW JERSEY		2,879,326
New Mexico - 0.6%
New Mexico Hosp. Equip. Ln. Council Rev.:
Series 2015 A, 4.125% 8/1/44 (Pre-Refunded to 8/1/25 @ 100)	210,000	210,393
Series 2019 A, 3% 8/1/48	10,000	6,792
New Mexico Mtg. Fin. Auth.:
Series 2021 C, 3% 1/1/52	95,000	89,168
Series 2021 D, 3% 7/1/52	140,000	131,135
TOTAL NEW MEXICO		437,488
New York - 14.5%
Battery Park City Auth. Rev.:
Series 2019 A, 5% 11/1/49	80,000	82,068
Series 2019 B:
5% 11/1/34	190,000	205,549
5% 11/1/39	60,000	62,913
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (Assured Guaranty Muni. Corp. Insured)	25,000	17,324
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
4% 7/1/43	55,000	45,918
5% 7/1/26	65,000	67,404
5% 7/1/37	5,000	5,039
Series 2017 1, 5% 7/1/25	70,000	71,506
Series 2017 A, 5% 10/1/29	35,000	36,472
Series 2018 B, 5% 10/1/38	45,000	47,264
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/30	320,000	332,783
5% 2/15/39	70,000	71,740
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	75,000	81,552
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1998 A, 0% 12/1/26 (Assured Guaranty Muni. Corp. Insured)	125,000	109,973
Series 2016 B, 5% 9/1/46	10,000	10,118
Series 2017, 5% 9/1/47	20,000	20,289
Series 2018, 5% 9/1/35	30,000	31,363
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	70,000	71,494
Nassau County Gen. Oblig. Series 2016 A, 3.5% 1/1/37	130,000	114,441
New York City Gen. Oblig.:
Series 2008 J, 3% 8/1/26	45,000	43,606
Series 2013 F1, 3.5% 3/1/38	120,000	103,723
Series 2018 1, 5% 8/1/28	30,000	31,451
Series 2018 F1, 3.5% 4/1/46	135,000	107,659
Series 2019 B1, 5% 10/1/34	95,000	100,718
Series 2019 D, 5% 12/1/34	25,000	26,165
Series 2019 E, 5% 8/1/34	70,000	73,841
Series 2020 A1, 5% 8/1/35	150,000	158,090
Series 2020 D, 3% 3/1/45	50,000	35,800
Series 2021 A1, 4% 8/1/50	140,000	120,320
Series A, 5% 8/1/37	140,000	141,378
Series B1, 5% 10/1/32	55,000	58,537
Series C, 3% 8/1/29	50,000	47,151
Series E, 5% 8/1/26	25,000	25,862
Series J, 5% 8/1/24	35,000	35,329
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (c)	60,000	58,059
Series 2016 I1A, 3.95% 11/1/36	10,000	9,316
Series 2017 C1, 3.65% 11/1/47	100,000	77,433
Series 2020 A, 2.55% 8/1/40	110,000	76,760
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. Series 2014, 3% 2/15/48	100,000	98,191
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (c)	25,000	23,790
Series 2019 E1, 3.25% 11/1/49	30,000	20,935
Series 2021 G, 2.15% 11/1/36	95,000	67,598
Series 2021 K1, 2.45% 11/1/41	130,000	87,450
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) Series 2021 A, 3% 1/1/37 (Assured Guaranty Corp. Insured) (Assured Guaranty Muni. Corp. Insured)	145,000	113,662
Series 2009 A:
0% 3/1/39 (Assured Guaranty Corp. Insured)	20,000	9,233
0% 3/1/44	90,000	30,735
0% 3/1/45 (Assured Guaranty Corp. Insured)	15,000	4,827
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	7,576
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2015 FF, 5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	300,000	306,413
Series 2015 HH, 5% 6/15/29	5,000	5,077
Series 2016 CC1, 4% 6/15/38	25,000	23,748
Series 2017 DD, 5.25% 6/15/47	60,000	61,132
Series 2018 AA, 5% 6/15/37	25,000	25,689
Series 2018 FF, 5% 6/15/40	210,000	215,621
Series 2020 BB, 3% 6/15/49	105,000	71,821
Series 2020 GG2, 5% 6/15/29	135,000	142,185
Series BB, 5% 6/15/49	90,000	91,392
Series CC:
4% 6/15/42	15,000	13,714
5% 6/15/30	25,000	26,891
Series DD:
5% 6/15/25	60,000	60,112
5% 6/15/36	55,000	55,163
Series EE, 5% 6/15/34	45,000	45,800
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1:
5% 7/15/26	100,000	101,269
5% 7/15/43	75,000	75,234
Series 2015 S2, 5% 7/15/40	80,000	80,593
Series 2018 S3, 3.625% 7/15/47	125,000	100,557
Series 2018 S4, 5% 7/15/31	10,000	10,529
Series 2020 S1, 3% 7/15/49	50,000	34,244
Series S1, 5% 7/15/27	55,000	55,691
Series S4, 5.25% 7/15/35	35,000	36,886
New York City Transitional Fin. Auth. Rev.:
Series 2014, 5% 11/1/25	55,000	55,253
Series 2016 A, 5% 5/1/40	105,000	105,847
Series 2016 E, 5% 2/1/37	130,000	131,328
Series 2016 E1, 5% 2/1/35	120,000	121,941
Series 2016 F3, 3.25% 2/1/42	50,000	40,056
Series 2017 B, 4% 8/1/37	50,000	47,922
Series 2018 A2, 5% 8/1/39	55,000	55,820
Series 2018 B1, 3.375% 8/1/45	65,000	50,991
Series 2018 C3, 4% 5/1/44	10,000	9,005
Series 2019 A, 5% 8/1/40	75,000	76,501
Series 2019 B1, 4% 11/1/43	50,000	45,239
Series 2019 C, 4% 11/1/37	70,000	66,849
Series 2021 A:
3% 11/1/37	115,000	92,127
5% 11/1/31	80,000	86,116
Series 2022 A1, 5% 11/1/25	150,000	153,790
Series 2022 F, 5% 2/1/26	50,000	51,405
Series 2023 F1, 5.25% 2/1/47	160,000	166,371
Series A, 4% 11/1/35	20,000	19,752
Series B, 4% 8/1/39	5,000	4,676
Series B1, 5% 11/1/37	100,000	101,380
Series C, 3.25% 11/1/43	30,000	23,331
Series C1, 4% 5/1/44	120,000	108,060
Series E, 5% 2/1/40	115,000	116,106
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/26	50,000	50,226
4% 4/1/28	40,000	40,374
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B:
0% 11/15/32	60,000	39,106
0% 11/15/38	105,000	46,905
0% 11/15/44	25,000	7,655
New York Dorm. Auth. Personal Income Tax Rev. Series 2016 D, 5% 2/15/26	40,000	41,174
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	25,000	21,479
5% 7/1/30	30,000	32,158
Series 2014 A, 5.5% 1/1/39 (Pre-Refunded to 7/1/24 @ 100)	30,000	30,355
Series 2015 A:
3% 7/1/29	50,000	48,148
3.75% 7/1/46	55,000	41,241
5% 5/1/33	35,000	35,234
Series 2019 A, 4% 7/1/45	30,000	26,712
Series 2019 C, 4% 7/1/49	30,000	26,214
Series 2020 A, 4% 7/1/50	95,000	81,985
Series 2020 A2, 5% 7/1/31	25,000	27,268
Series 2021 A, 5% 7/1/26	100,000	102,357
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/29	70,000	71,897
Series 2017 A:
5% 3/15/43	75,000	76,016
5% 3/15/44	15,000	15,187
Series 2018, 5% 3/15/48	25,000	25,302
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	40,000	37,113
Series 2018 A, 5% 6/15/30	30,000	31,952
Series 2019 B, 5% 6/15/31	25,000	27,044
Series 2017 A, 5% 6/15/25	70,000	71,593
New York Liberty Dev. Corp. Series 2021 1WTC, 2.75% 2/15/44	55,000	36,336
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A, 0% 11/15/32	60,000	40,237
Series 2016 A, 5% 11/15/26	35,000	36,523
Series 2017 A, 5% 11/15/47	165,000	167,061
New York Metropolitan Trans. Auth. Rev.:
Series 2012 B, 4.25% 11/15/39	45,000	41,305
Series 2014 D1, 5% 11/15/33	170,000	170,353
Series 2015 B, 4% 11/15/45	50,000	42,312
Series 2015 D1, 5% 11/15/31	130,000	130,821
Series 2015 F, 3.25% 11/15/31	160,000	144,875
Series 2016 B, 5% 11/15/29	115,000	117,022
Series 2016 C, 4% 11/15/26	65,000	64,632
Series 2016 D, 5% 11/15/27	30,000	30,598
Series 2017 B, 5% 11/15/26	95,000	97,210
Series 2017 C1:
5% 11/15/25	15,000	15,238
5% 11/15/28	35,000	36,251
Series 2017 D:
4% 11/15/42	15,000	13,016
5% 11/15/27	50,000	51,446
Series 2018 B:
5% 11/15/25	15,000	15,238
5% 11/15/26	80,000	81,861
5% 11/15/28	50,000	51,659
New York State Dorm. Auth.:
Series 2015 B, 5% 2/15/42	35,000	34,941
Series 2017 B, 5% 2/15/39	110,000	112,439
Series 2019 A:
5% 3/15/40	15,000	15,342
5% 3/15/42	100,000	101,745
Series 2022 A, 4% 3/15/39	280,000	262,485
New York State Envir. Facilities Corp. Rev. Series 2019 A, 5% 2/15/49	30,000	30,923
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	10,000	8,030
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	65,000	41,221
Series 2019 R, 3.15% 11/1/54	5,000	3,197
Series L, 3.45% 11/1/42	15,000	11,668
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2019 220, 2.4% 10/1/34	75,000	59,786
Series 220, 2.85% 10/1/44	15,000	10,299
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	15,000	13,637
New York State Urban Eev Corp. Series 2021 A, 3% 3/15/41	50,000	38,456
New York Thruway Auth. Gen. Rev.:
Series 2016 A, 5% 1/1/51	35,000	34,919
Series 2019 B, 4% 1/1/45 (Assured Guaranty Muni. Corp. Insured)	125,000	111,273
Series K:
5% 1/1/28	40,000	40,462
5% 1/1/29	50,000	50,571
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (b)	15,000	15,141
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 1/1/51 (Assured Guaranty Muni. Corp. Insured) (b)	20,000	16,284
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 C, 5% 12/1/30	100,000	105,104
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/32 (b)	80,000	82,600
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	10,000	10,022
Series 2019 A:
5% 3/15/42	10,000	10,151
5% 3/15/44	25,000	25,312
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	75,000	78,306
5% 12/1/40	65,000	67,647
Suffolk County Gen. Oblig. Series 2015 C, 5% 5/1/27	10,000	10,044
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	41,327
Triborough Bridge & Tunnel Auth. Series 2021 B, 5% 5/15/56	80,000	81,026
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 F:
5% 11/1/27	65,000	68,255
5% 11/1/31	75,000	81,647
Series 2008 B3, 5% 11/15/37	60,000	60,709
Series 2013 A:
0% 11/15/30	85,000	61,766
0% 11/15/32	90,000	59,236
Series 2016 A:
5% 11/15/41	25,000	25,247
5% 11/15/46	50,000	50,274
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	15,000	14,066
Series 2017, 5% 12/15/41	50,000	51,112
Westchester County Gen. Oblig. Series 2021 A, 5% 10/15/29	65,000	70,799
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	30,000	22,803
TOTAL NEW YORK		11,178,993
New York And New Jersey - 1.4%
Port Auth. of New York & New Jersey:
Series 189:
5% 5/1/27	60,000	60,959
5% 5/1/30	80,000	81,205
Series 194, 5% 10/15/30	15,000	15,296
Series 198, 5% 11/15/46	50,000	50,064
Series 2015 189, 5% 5/1/31	50,000	50,738
Series 2015 194:
4% 10/15/45	105,000	94,479
5% 10/15/34	55,000	55,965
Series 2017 205:
5% 11/15/26	110,000	114,405
5.25% 11/15/57	175,000	180,161
Series 2018 209, 5% 7/15/36	115,000	119,598
Series 2019 213, 5% 9/1/30	70,000	75,110
Series 2019 217, 5% 11/1/32	50,000	53,674
Series 202, 5% 10/15/30 (b)	30,000	30,566
Series 207, 5% 9/15/26 (b)	5,000	5,091
Series 209, 5% 7/15/31	30,000	31,615
Series 211, 4% 9/1/43	55,000	50,128
TOTAL NEW YORK AND NEW JERSEY		1,069,054
North Carolina - 1.1%
Charlotte Int'l. Arpt. Rev. Series 2017 A, 5% 7/1/47	55,000	55,666
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	25,000	22,742
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2016 A, 4% 1/15/45	150,000	130,649
Mecklenburg County Gen. Oblig. Series 2018, 3.25% 3/1/34	65,000	59,485
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 2015 B, 5% 10/1/41 (Pre-Refunded to 10/1/25 @ 100)	10,000	10,238
North Carolina Gen. Oblig.:
Series 2016 A, 5% 6/1/27	40,000	41,488
Series 2018 A, 5% 6/1/29	75,000	80,093
North Carolina Grant Anticipation Rev.:
Series 2015, 5% 3/1/27	70,000	70,803
Series 2019:
5% 3/1/31	5,000	5,332
5% 3/1/32	30,000	31,881
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	30,567
Series 2020 B:
5% 5/1/28	50,000	53,173
5% 5/1/29	35,000	37,583
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2012 A, 4% 12/1/45	10,000	8,701
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018, 5% 1/1/30	55,000	57,141
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	65,428
Wake County Series 2021, 5% 3/1/31	85,000	93,037
TOTAL NORTH CAROLINA		854,007
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. Series 2021:
4% 12/1/35	60,000	52,029
5% 12/1/27	85,000	84,644
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 2.25% 7/1/41	50,000	32,807
Series C, 3.35% 7/1/42	20,000	17,303
TOTAL NORTH DAKOTA		186,783
Ohio - 2.6%
Akron Bath Copley Hosp. District Rev. Series 2020, 4% 11/15/37	5,000	4,292
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A, 5% 8/1/27	25,000	25,949
Series 2020 A, 5% 12/1/35	60,000	62,779
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2017, 4% 12/1/42	100,000	84,275
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	20,613
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	30,000	30,032
Series 2018 A, 5% 4/1/30	30,000	32,002
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	5,000	4,455
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	30,603
Franklin County Rev. Series 2017 OH, 5% 12/1/46	85,000	84,273
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	100,000	50,221
Hamilton County Sales Tax Rev. Series 2016 A, 5% 12/1/27	55,000	58,011
Hamilton County Swr. Sys. Rev. Series 2019 A, 5% 12/1/29	150,000	162,328
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2019, 3% 11/15/40	100,000	75,772
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (Assured Guaranty Muni. Corp. Insured)	100,000	81,248
Ohio Gen. Oblig.:
Series 2015 A, 5% 9/15/26	35,000	36,351
Series 2015 C, 5% 11/1/28	25,000	25,449
Series 2017 C, 5% 8/1/26	20,000	20,734
Series 2017 C1, 5% 9/1/28	60,000	64,087
Series 2018 A, 5% 2/1/29	15,000	15,404
Series 2021 A, 4% 3/1/38	55,000	52,404
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/28	145,000	152,587
5% 1/1/33	40,000	41,936
Ohio Hosp. Rev.:
Series 2016 A, 5% 1/15/41	30,000	29,352
Series 2021 A, 3% 1/15/46	50,000	33,583
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2022 A, 3.25% 9/1/52	110,000	103,979
Series 2019 A:
3.5% 9/1/34	5,000	4,754
4% 3/1/49	10,000	9,608
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	40,000	41,754
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	40,490
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	30,000	11,121
Series 2013 A2, 0% 2/15/37	80,000	43,042
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2015 B, 5% 12/1/26 (Pre-Refunded to 12/1/25 @ 100)	215,000	220,364
Series 2020 A, 5% 12/1/38	65,000	68,297
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	15,000	11,278
Willoughby-Eastlake City School District Series 2016, 4% 12/1/50	160,000	131,369
TOTAL OHIO		1,964,796
Oklahoma - 0.5%
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	40,000	38,582
Oklahoma Dev. Fin. Auth. Lease Series 2016 D, 4% 6/1/36	200,000	193,995
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	10,000	10,028
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 C:
4% 1/1/42	30,000	27,777
5% 1/1/47	30,000	30,361
Series 2017 D, 5% 1/1/26	5,000	5,136
Series 2017 E, 4% 1/1/31	100,000	99,449
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	5,000	5,060
TOTAL OKLAHOMA		410,388
Oregon - 0.8%
Beaverton School District Series 2022 A, 0% 6/15/39	200,000	90,444
Clackamas County School District No. 46:
Series 2009:
0% 6/15/32	50,000	34,414
0% 6/15/39	10,000	4,529
Series B, 0% 6/15/34	20,000	12,494
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	10,000	8,949
Oregon Facilities Auth. Rev.:
(Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	35,000	35,030
Series 2022 A, 5% 6/1/52	110,000	104,487
Oregon Health and Science Univ. Spl. Rev.:
Series 2016 B, 5% 7/1/39	35,000	35,412
Series 2019 A, 5% 7/1/25	215,000	219,188
Sherwood School District No. 88J Washington, Clackamas, and Yamhill Counties Gen. Oblig. Series 2018 A, 0% 6/15/48	255,000	66,236
TOTAL OREGON		611,183
Pennsylvania - 3.5%
Allegheny County Series C77, 5% 11/1/43	25,000	25,488
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	30,000	25,990
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2020 A, 4% 9/1/50	100,000	83,213
Chester County Indl. Dev. Auth. Rev. (Longwood Gardens, Inc. Proj.) Series 2021, 4% 12/1/46	110,000	95,642
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	15,000	13,597
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	10,000	10,596
Geisinger Auth. Health Sys. Rev. Series 2017 A2, 4% 2/15/39	100,000	91,452
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	10,038
Lehigh County Gen. Purp. Hosp. Rev. Series 2015 A, 4.125% 7/1/40	90,000	80,130
Monroeville Fin. Auth. UPMC Rev. Series 2022 B, 4% 2/15/40	105,000	93,969
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	10,000	8,438
Pennsylvania Ctfs. Prtn. Series 2018 A, 4% 7/1/46	55,000	46,038
Pennsylvania Econ. Dev. Fing. Auth. Series 2017 A, 5% 11/15/28	85,000	86,927
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (b)	20,000	17,106
5% 12/31/28 (b)	70,000	70,214
Pennsylvania Gen. Oblig.:
Series 2015:
4% 8/15/34	25,000	24,738
5% 8/15/32	60,000	61,407
Series 2016 2, 3% 9/15/36	15,000	12,328
Series 2016:
5% 9/15/25	100,000	102,298
5% 9/15/27	10,000	10,344
Series 2021, 5% 5/15/31	60,000	65,016
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2015 A:
5% 9/1/39	135,000	134,947
5% 9/1/45	135,000	130,420
5.25% 9/1/50	50,000	48,248
Series 2016 C:
3% 8/15/41	35,000	25,605
5% 8/15/25	55,000	56,025
Pennsylvania Hsg. Fin. Agcy. Series 2021 134A, 1.85% 4/1/36	100,000	70,318
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2017 123B, 3.45% 10/1/32	15,000	13,865
Series 2017 125B, 3.65% 10/1/42	20,000	16,237
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2016 A, 5% 12/1/27	50,000	51,423
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (d)	20,000	16,581
Series 2014 A, 0% 12/1/39 (d)	35,000	34,199
Series 2014 C, 5% 12/1/44	50,000	50,243
Series 2016, 5% 6/1/36	50,000	50,860
Series 2017 2, 5% 12/1/30	10,000	10,398
Series 2017 A2, 5% 12/1/28	115,000	120,533
Series 2017, 5% 12/1/40	10,000	10,107
Series 2019 A:
4% 12/1/49	100,000	85,222
4% 12/1/49 (Assured Guaranty Muni. Corp. Insured)	100,000	86,378
5% 12/1/34	30,000	31,755
5% 12/1/35	35,000	36,592
Series 2019, 5% 12/1/32	10,000	10,527
Philadelphia Arpt. Rev. Series 2020 A, 4% 7/1/38	60,000	56,527
Philadelphia Auth. for Indl. Dev.:
(The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	45,000	42,521
Series 2017 A, 4% 9/1/42	25,000	21,968
Philadelphia Gas Works Rev. Series 2017 15, 5% 8/1/42	150,000	150,549
Philadelphia Gen. Oblig. Series 2015 B, 5% 8/1/25	15,000	15,254
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,326
Series 2019 A, 5% 9/1/44	25,000	25,137
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	15,000	12,091
Pocono Mountains Indl. Park Auth. Series 2015 A, 4% 8/15/45	110,000	90,094
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/33	90,000	92,293
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2016, 3% 8/15/42	50,000	36,891
TOTAL PENNSYLVANIA		2,679,103
Pennsylvania, New Jersey - 0.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	65,000	66,821
Rhode Island - 0.2%
Rhode Island & Providence Plantations Series C, 3% 1/15/36	95,000	79,715
Rhode Island Gen. Oblig. Series 2021 E:
2% 8/1/38	70,000	46,666
2% 8/1/39	50,000	32,658
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/24	20,000	20,005
TOTAL RHODE ISLAND		179,044
South Carolina - 0.5%
Brookland-Cayce School District No. 002 Series 2016, 3% 3/1/38	20,000	16,071
Lexington County School District #1 Series 2019 B, 2.25% 2/1/34	25,000	20,121
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	25,000	17,386
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 A, 5% 12/1/38	140,000	137,187
Series 2014 A, 5.5% 12/1/54	25,000	24,887
Series 2014 C:
5% 12/1/29	25,000	25,095
5% 12/1/36	25,000	24,802
Series 2016 A:
3.25% 12/1/35	10,000	8,529
5% 12/1/30	80,000	81,214
Series A, 3% 12/1/41	20,000	14,427
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	45,000	45,942
TOTAL SOUTH CAROLINA		415,661
Tennessee - 0.8%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 3% 8/1/39	20,000	14,321
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	30,000	30,013
Series 2016 A, 4% 1/1/42	15,000	12,818
Series 2019, 4% 11/15/43	5,000	4,243
Memphis Gen. Oblig. Series 2021:
4% 5/1/46	50,000	45,010
5% 5/1/30	80,000	86,770
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/54	35,000	29,988
5% 7/1/54	140,000	139,847
Tennessee Energy Acquisition Corp.:
Series 2006 A, 5.25% 9/1/26	20,000	20,056
Series 2006 B, 5.625% 9/1/26	50,000	50,253
Series 2006 C:
5% 2/1/24	15,000	14,990
5% 2/1/27	15,000	14,790
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	51,560
Tennessee Hsg. Dev. Agcy. Residential:
Series 2016 2B, 3.5% 1/1/47	35,000	34,230
Series 2020 1A, 2.4% 1/1/44	10,000	7,452
Tennessee School Board Auth. Series A, 5% 11/1/42	50,000	50,965
TOTAL TENNESSEE		607,306
Texas - 7.8%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	51,863
Alvin Independent School District:
Series 2019, 3.375% 2/15/40	15,000	12,414
Series 2020, 4% 2/15/48	100,000	88,051
Arlington Higher Ed. Fin. Corp. Series 2018, 4% 8/15/48	80,000	66,034
Austin Elec. Util. Sys. Rev. Series 2015 A, 5% 11/15/45	100,000	98,149
Austin Independent School District:
Series 2017, 4% 8/1/33	5,000	4,956
Series 2019, 4% 8/1/35	25,000	24,998
Bexar County Hosp. District Series 2020, 3% 2/15/36	15,000	12,395
Bexar County Rev. Series 2015, 4% 8/15/51 (Pre-Refunded to 8/15/24 @ 100)	15,000	15,006
Central Reg'l. Mobility Auth. Series 2016, 3.375% 1/1/41	45,000	35,535
City of Denton Series 2017, 4% 2/15/47	15,000	13,062
College of the Mainland Series 2019, 3.75% 8/15/49	50,000	38,561
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	40,000	37,511
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	85,000	51,029
Cypress-Fairbanks Independent School District:
Series 2019, 5% 2/15/30	45,000	48,118
Series 2020 A, 3% 2/15/35	180,000	156,570
Dallas County Hosp. District Series 2019, 5% 8/15/30	75,000	78,472
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 A, 5.25% 11/1/27 (b)	10,000	10,004
Dallas Independent School District Series 2019 B, 3% 2/15/37	20,000	16,391
Dallas Wtrwks. & Swr. Sys. Rev.:
Series 2018 C, 4% 10/1/43	100,000	90,525
Series 2020 C, 4% 10/1/49	75,000	64,946
Del Mar College District Series 2018 B, Series 2018 B, 4% 8/15/48	150,000	128,038
Denton Independent School District Series 2015 A, 5% 8/15/45 (Pre-Refunded to 8/15/25 @ 100)	100,000	101,930
Eagle Mountain & Saginaw Independent School District Series 2019, 4% 8/15/50	20,000	17,459
Fort Bend Independent School District Series 2021 A, 2.3% 8/15/46	130,000	77,535
Frisco Independent School District:
Series 2017, 4% 8/15/35	30,000	29,566
Series 2019, 4% 8/15/39	35,000	32,301
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/32 (d)	35,000	37,534
0% 10/1/48 (d)	70,000	73,509
Series 2018 A, 5% 10/1/37	40,000	41,172
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019 A, 3% 10/1/39	55,000	43,005
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2017, 4% 11/15/37	55,000	49,323
Harris County Flood Cont. District Series 2017 A, 4% 10/1/38	200,000	182,115
Harris County Gen. Oblig. Series 2016 A, 5% 8/15/33	35,000	35,766
Harris County Hosp. District Rev. Series 2016, 3.25% 2/15/42	60,000	43,488
Harris County Toll Road Rev. Series 2018 A, 4% 8/15/48	105,000	90,669
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	8,297
Series 2014:
0% 11/15/48 (Assured Guaranty Muni. Corp. Insured)	40,000	9,416
0% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	35,000	7,767
Houston Arpt. Sys. Rev.:
Series 2018 D, 5% 7/1/38	20,000	20,419
Series 2021 A, 4% 7/1/41 (b)	110,000	98,077
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B, 0% 9/1/33 (AMBAC Insured)	120,000	76,063
Houston Independent School District:
Series 2016 A, 5% 2/15/31	55,000	56,020
Series 2017, 5% 2/15/27	30,000	31,322
Houston Util. Sys. Rev.:
Series 2014 D, 5% 11/15/27	85,000	85,883
Series 2017 B, 5% 11/15/29	90,000	94,157
Series 2020 C, 4% 11/15/49	155,000	133,135
Houston Wtr. & Swr. Sys. Rev. Series 1998 A, 0% 12/1/27 (Escrowed to Maturity)	50,000	42,436
Katy Independent School District:
Series 2019, 4% 2/15/40	35,000	32,116
Series 2022, 4% 2/15/41	125,000	115,007
Keller Independent School District Series 2020, 4% 2/15/44	100,000	91,055
Lamar Consolidated Independent School District Series 2018, 4% 2/15/50	75,000	66,062
Leander Independent School District Series 2016 A:
0% 8/16/44	130,000	43,602
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 48.506)	10,000	4,310
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2019, 5% 5/15/44	260,000	261,426
Series 2020 A, 5% 5/15/50	55,000	54,943
Matagorda County Navigation District No. 1 Poll. Cont. Rev.:
Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	10,000	9,724
Series 2005 B, 4.55% 5/1/30 (b)(c)	50,000	48,707
Midland County Fresh Wtr. Supply District (City of Midland Proj.) Series 2012 A:
0% 9/15/33 (Pre-Refunded to 9/15/27 @ 75.851)	150,000	96,064
0% 9/15/35 (Pre-Refunded to 9/15/27 @ 68.049)	50,000	28,728
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	40,000	38,248
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/34 (Assured Guaranty Corp. Insured)	10,000	6,338
0% 1/1/38 (Assured Guaranty Corp. Insured)	100,000	49,333
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	25,000	14,232
Series 2015 A, 5% 1/1/27	100,000	100,844
Series 2017 B, 4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	105,000	103,137
Series 2018:
4.25% 1/1/49	5,000	4,370
5% 1/1/48	70,000	69,926
Northside Independent School District Series 2019 A, 4% 8/15/36	190,000	186,046
Port of Houston Auth. Series 2021, 4% 10/1/39	115,000	106,583
San Antonio Elec. & Gas Sys. Rev.:
Series 2015:
5% 2/1/27	30,000	30,796
5% 2/1/32	45,000	46,035
Series 2019, 4% 2/1/28	90,000	90,559
San Antonio Independent School District Series 2019, 5% 8/15/30	20,000	21,188
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	20,000	20,142
Sherman Independent School District Series 2018 A, 5% 2/15/41	50,000	51,202
Texas A&M Univ. Rev.:
Series 2017 E, 5% 5/15/35	50,000	51,795
Series 2021 A, 3% 5/15/37	115,000	92,746
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	35,000	23,839
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/23	15,000	15,000
Series 2015 A, 5% 10/1/24	45,000	45,488
Series 2016 A, 5% 4/1/30	50,000	51,285
Series 2017 B, 5% 10/1/33	35,000	36,341
Series 2018 A, 5% 10/1/26	65,000	67,405
Series 2018 B, 5% 8/1/24	30,000	30,279
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 12/31/31	65,000	61,662
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	55,000	57,111
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (b)	105,000	100,014
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	15,000	11,672
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2015 C, 5% 8/15/25	65,000	65,115
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	60,692
Series 2018 A, 4% 10/15/37	10,000	9,604
Series 2018 B, 4% 10/15/34	5,000	4,965
Series 2019 A, 4% 10/15/49	160,000	140,464
Series 2020:
3% 10/15/34	10,000	8,733
5% 8/1/33	55,000	59,674
Series 2022, 5% 10/15/34	125,000	137,594
Tomball Independent School District Series 2018, 5% 2/15/41	125,000	128,204
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 A, 4% 8/15/42	65,000	59,054
Series 2016 J, 5% 8/15/26	20,000	20,702
Series 2017 B, 3.375% 8/15/44	15,000	11,567
Series 2019 A, 5% 8/15/31	15,000	16,013
Series 2021 A, 5% 8/15/31	165,000	180,354
Waller Independent School District Series 2020, 4% 2/15/50	15,000	12,989
TOTAL TEXAS		6,012,076
Utah - 1.0%
Salt Lake City Arpt. Rev. Series 2021 A, 4% 7/1/38 (b)	90,000	81,981
Salt Lake City Pub. Utils. Rev. Series 2020, 4% 2/1/44	100,000	90,806
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	20,000	20,818
Series 2020 A:
4% 8/1/39	65,000	60,665
5% 8/1/37	60,000	63,243
Series 2021 A1, 4% 8/1/41	80,000	73,404
Utah County Hosp. Rev. Series 2018 A, 5% 5/15/41	120,000	121,124
Utah Gen. Oblig. Series 2020, 5% 7/1/28	150,000	160,507
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	10,000	10,199
5% 6/15/29 (Pre-Refunded to 6/15/25 @ 100)	20,000	20,398
Series 2016, 4% 12/15/29	25,000	25,013
TOTAL UTAH		728,158
Virginia - 2.4%
Commonwealth Trans. Board Grant Anticipation Rev. Series 2017, 5% 3/15/27	15,000	15,687
Fairfax County Econ. Dev. Auth.:
(Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	45,000	38,483
Series 2016 A, 3% 4/1/36	155,000	129,237
Fairfax County Gen. Oblig. Series 2020 A, 5% 10/1/36	270,000	288,659
Fairfax County Indl. Dev. Auth. Series 2022, 5% 5/15/25	55,000	55,944
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	30,000	30,995
Loudoun County Gen. Oblig. Series 2023 A, 5% 12/1/29	155,000	168,455
Lynchburg Econ. Dev.:
Series 2017 A, 4% 1/1/47	35,000	29,783
Series 2021, 3% 1/1/51	50,000	31,760
Richmond Gen. Oblig. Series 2019 A, 3% 7/15/34	40,000	35,264
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (c)	30,000	31,650
Univ. of Virginia Gen. Rev. Series 2013 A, 4% 4/1/45	55,000	50,295
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College And Equip. Programs):
Series 2017 E, 5% 2/1/25	125,000	127,076
Series 2020 A, 5% 2/1/31	100,000	107,789
(21st Century College and Equip. Progs.):
Series 2015 A, 5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	10,000	10,160
Series 2019 C, 5% 2/1/30	45,000	48,046
Series 2019 C, 5% 2/1/25	65,000	66,079
Series 2022 A, 5% 2/1/26	100,000	102,900
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/28	50,000	50,372
Series 2017, 3% 5/15/36	125,000	106,030
Virginia Gen. Oblig. Series 2018 A, 3% 6/1/32	5,000	4,632
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (b)	35,000	35,599
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2013 A, 3% 8/1/30	100,000	91,935
Series 2016 A, 3% 8/1/35	15,000	12,795
Series 2019 A, 5% 8/1/29	60,000	64,599
Virginia Small Bus. Fing. Auth.:
(Elizabeth River Crossings OPCO, LLC Proj.) Series 2022, 3% 1/1/41 (b)	50,000	35,996
Series 2014, 4% 10/1/38	5,000	4,521
Virginia St Pub. Bldg. Auth. Pubf Series 2022 A, 5% 8/1/31	80,000	87,870
TOTAL VIRGINIA		1,862,611
Washington - 4.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	46,651
5% 11/1/35	65,000	66,870
Clark County School District #114, Evergreen Series 2019, 3% 12/1/38	20,000	16,119
Energy Northwest Elec. Rev.:
Series 2015 A, 5% 7/1/28	75,000	76,438
Series 2016 A, 5% 7/1/28	55,000	56,692
Series 2017 A, 5% 7/1/28	95,000	99,357
Series 2018 C, 5% 7/1/33	65,000	68,844
King County Gen. Oblig.:
Series 2015 E, 5% 12/1/29	45,000	46,079
Series 2021 A, 4% 1/1/26	50,000	50,301
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	35,000	29,725
King County Pub. Hosp. District #2 Series 2020 A, 4% 12/1/45	120,000	107,021
King County School District #403 Series 2020 A, 4% 12/1/35	100,000	99,380
King County Swr. Rev. Series 2020 A, 4% 1/1/44	225,000	201,015
Port of Seattle Rev.:
Series 2018 B, 5% 5/1/25 (b)	65,000	65,790
Series 2019, 5% 4/1/34 (b)	150,000	154,760
Seattle Muni. Lt. & Pwr. Rev.:
Series 2019 A, 5% 4/1/42	100,000	102,687
Series 2020 A, 5% 7/1/27	90,000	94,594
Series 2021 A, 4% 7/1/43	100,000	91,367
Seattle Wtr. Sys. Rev. Series 2015, 4% 5/1/45	50,000	45,355
Thurston & Pierce Counties Cmnty. Schools Series 2019, 4% 12/1/35	50,000	49,453
Univ. of Washington Univ. Revs. Series 2012 C, 3.25% 7/1/43	135,000	103,158
Washington Gen. Oblig.:
Series 2014 E, 5% 2/1/32	90,000	90,230
Series 2015 B, 5% 2/1/28	40,000	40,571
Series 2015 G, 5% 7/1/26	100,000	101,319
Series 2015 H:
5% 7/1/26	25,000	25,330
5% 7/1/29	15,000	15,183
Series 2016 B, 5% 7/1/32	50,000	51,346
Series 2016 C, 5% 2/1/35	30,000	30,787
Series 2018 D, 5% 8/1/28	30,000	31,512
Series 2020 A, 5% 1/1/26	20,000	20,556
Series 2020 E, 5% 6/1/45	55,000	56,704
Series 2021 A:
5% 8/1/29	75,000	80,871
5% 2/1/31	100,000	109,025
5% 8/1/43	175,000	180,941
Series 2023 RB, 5% 7/1/33	95,000	105,903
Series R 2015 C, 5% 7/1/27	25,000	25,339
Washington Health Care Facilities Auth. Rev.:
Series 2012 A:
4% 10/1/34	115,000	105,130
5% 10/1/38	5,000	4,890
Series 2014 C, 4% 10/1/44	55,000	44,483
Series 2015 B, 5% 8/15/24	20,000	20,147
Series 2017 B, 3.5% 8/15/38	70,000	57,310
Series 2020, 4% 9/1/50	115,000	92,835
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	40,000	26,343
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	75,000	68,441
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	35,062
TOTAL WASHINGTON		3,091,914
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	20,000	17,303
West Virginia Parkways Auth. Series 2021, 4% 6/1/51	145,000	124,417
TOTAL WEST VIRGINIA		141,720
Wisconsin - 0.9%
Milwaukee Gen. Oblig. Series 2016 B3, 3% 3/1/31	50,000	43,573
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	5,000	4,014
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016, 5% 3/1/29	40,000	40,787
Roseman Univ. of Health (Fargo-Moorhead Metropolitan Area Flood Risk Mgmt. Proj.) Series 2021, 4% 3/31/56 (b)	5,000	3,602
Wisconsin Envir. Impt. Fund Rev. Series 2017, 5% 6/1/29	65,000	66,159
Wisconsin Gen. Oblig.:
Series 1, 5% 11/1/26	40,000	41,613
Series 2015 1, 5% 5/1/25	70,000	71,279
Series 2016 2, 5% 11/1/29	65,000	66,728
Series 2017 2, 5% 11/1/25	65,000	66,577
Series 2022 4, 5% 5/1/31	95,000	103,761
Series 3, 5% 11/1/31	25,000	26,155
Series A, 4% 5/1/27	20,000	20,132
Wisconsin Health & Edl. Facilities:
Series 2014 A, 5% 11/15/25	10,000	10,060
Series 2016 A:
3.125% 11/15/36 (Pre-Refunded to 5/15/26 @ 100)	50,000	49,142
3.5% 2/15/46	20,000	13,665
Series 2017 A, 5% 4/1/28	5,000	5,151
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	9,168	8,270
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	35,000	36,074
Wisconsin Trans. Rev. Series 2017 1, 5% 7/1/28	10,000	10,459
TOTAL WISCONSIN		687,201
Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	30,000	24,080
TOTAL MUNICIPAL BONDS (Cost $83,714,790)		76,332,281

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $83,714,790)	76,332,281
NET OTHER ASSETS (LIABILITIES) - 0.8%	601,357
NET ASSETS - 100.0%	76,933,638

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.42%	554,974	3,744,026	4,299,000	4,227	-	-	-	0.0%
Total	554,974	3,744,026	4,299,000	4,227	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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